Nature of the business, Description (Details) - Algonquin [Member]				12 Months Ended
	Dec. 11, 2020	May 31, 2019	May 22, 2019	Dec. 31, 2020
Nature of the business [Abstract]
Ownership interest	44.20%	44.20%	42.30%	44.20%
Proportion of voting rights held by non-controlling interests				41.50%